OTHER ASSETS (Schedule of other assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Ore stockpiles	$ 43,439	$ 20,398
Value added tax recoverable	3,642	3,426
Income tax recoverable	1,137	1,087
Other long-term assets	3,705	1,519
Total other non-current assets	$ 51,923	$ 26,430